Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 60,730,000	$ 23,490,000	$ 9,270,000	$ 760,000	$ 94,250,000
Puna [Member]
Total	13,240,000	5,070,000	220,000		18,530,000
Seabee [Member]
Total	10,610,000	3,260,000	2,010,000		15,880,000
San Luis [Member]
Total			530,000		530,000
Çöpler [Member]
Total	9,430,000	5,840,000	5,910,000	$ 760,000	21,940,000
Marigold [Member]
Total	21,340,000	$ 9,320,000	$ 600,000		31,260,000
Non-project specific [Member]
Total	$ 6,110,000				$ 6,110,000